SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Principles of Consolidation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Policies
Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of ZIVO Bioscience, Inc. and its wholly-owned subsidiaries, Health Enhancement Corporation, HEPI Pharmaceuticals, Inc., Wellmetrix, LLC (formerly known as WellMetris, LLC), Zivo Bioscience, LLC and Zivo Biologic, Inc. All significant intercompany transactions and accounts have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of ZIVO Bioscience, Inc. and its wholly-owned subsidiaries, Health Enhancement Corporation, HEPI Pharmaceuticals, Inc., Wellmetrix, LLC, and Zivo Biologic, Inc. All significant intercompany transactions and accounts have been eliminated in consolidation.